CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2022	Oct. 24, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Sep. 05, 2019
Redeemable convertible preferred stock, par value	$ 10.14
Redeemable convertible preferred stock, shares authorized	11,500,000			0
Common stock, par value	$ 0.0001			$ 0.0001
Common stock, shares authorized	50,000,000			50,000,000
Common stock, shares issued	3,218,499			2,874,999
Common stock, shares outstanding	3,218,499			2,874,999
Naturalshrimp Incorporated [Member]
Unamortized debt discount	$ 9,680,000		$ 13,940,000
Convertible preferred stock, par value			$ 0.0001
Convertible preferred stock, shares authorized			200,000,000
Preferred Stock, Value, Issued	$ 500		$ 500
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares authorized	900,000,000		900,000,000		900,000,000
Common stock, shares issued	768,561,129		674,831,624		560,745,180
Common stock, shares outstanding	751,322,954		674,644,124		379,742,524
Naturalshrimp Incorporated [Member] | Series D Redeemable Convertible Preferred stock [Member]
Redeemable convertible preferred stock, par value			$ 0.0001		$ 0.0001
Redeemable convertible preferred stock, shares authorized			20,000		20,000
Redeemable convertible preferred stock, shares issued			0		6,050
Redeemable convertible preferred stock, shares outstanding			0		6,050
Naturalshrimp Incorporated [Member] | Series E Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Redeemable convertible preferred stock, shares authorized	20,000		20,000		20,000
Redeemable convertible preferred stock, shares issued	1,670		2,840		0
Redeemable convertible preferred stock, shares outstanding	1,670		2,840		0
Convertible preferred stock, par value		$ 0.0001
Naturalshrimp Incorporated [Member] | Series F Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 0.0001		$ 0.0001		$ 0.0001
Redeemable convertible preferred stock, shares authorized	750,000		750,000		750,000
Redeemable convertible preferred stock, shares issued	750,000		750,000		0
Redeemable convertible preferred stock, shares outstanding	750,000		750,000		0
Naturalshrimp Incorporated [Member] | Series A Preferred Stock [Member]
Convertible preferred stock, par value			$ 0.0001		$ 0.0001
Convertible preferred stock, shares authorized	5,000,000		5,000,000		5,000,000
Convertible preferred stock, shares issued			5,000,000		5,000,000
Convertible preferred stock, shares outstanding	5,000,000		5,000,000		5,000,000
Preferred Stock, Value, Issued			$ 500		$ 500
Naturalshrimp Incorporated [Member] | Series B Preferred Stock [Member]
Convertible preferred stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000		5,000		5,000	5,000
Convertible preferred stock, shares issued			0		607
Convertible preferred stock, shares outstanding	0		0		607
Preferred Stock, Value, Issued